SHARE-BASED COMPENSATION (Details Narrative) - HKD ($) $ in Millions			12 Months Ended
	Sep. 16, 2025	Apr. 26, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 18, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Expense			$ 2.9
Unrecognized Compensation Expense			$ 4.3
Weighted-average period			1 year 2 months 12 days
Weighted Average Period Nine Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period			10 months 24 days
Unrecognized Compensation Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized Compensation Expense			$ 3.7
Selling And Administrative Expenses One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Expense			5.2	$ 1.4
Selling And Administrative Expenses Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Expense			$ 0.3
Service [Member] | Xiaohou [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services		397,500
Service [Member] | VBG Asia Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services	80,000
Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum limit of the no. of options, RSUs and shares issued under 2024 Plan					1,000,000
RSUs granted to directors under 2024 Plan			600,000
Number of restricted shares, vested			200,000